Loans Receivables Related Parties (Tables)	12 Months Ended
Oct. 31, 2023
Loans Receivables Related Parties [Abstract]
Schedule of Loans are Non-interest Bearing	The imputed interest rate reflects the borrowing rate in the market under similar terms and duration. Direct costs associated with loan originations are not considered material, and thus, are expensed as incurred.
	October 31,	October 31,
	2023	2022
Loan to related franchisees, gross	17,993,467	17,678,913
Discount based on imputed interest rate of 11.75%	(2,072,010)	(2,076,767)
Loan to related franchisees, net of discount	15,921,457	15,602,146
	October 31,	October 31,
	2023	2022
Loan to related franchisees, net of discount	15,921,457	15,602,146
Provision for credit losses	(11,554,072)	(7,309,516)
Loan to related franchisees, net of discount and allowance	4,367,385	8,292,630

Schedule of the Activity in the Allowance for Credit Loss	The following is a summary of the activity in the allowance for credit loss:
	October 31,	October 31,
	2023	2022
Balance at beginning of year	7,309,516	832,170
Provision	4,417,126	7,267,026
Effect of translation adjustment	(172,570)	(789,680)
Balance at end	11,554,072	7,309,516

Schedule of Current and Non-current Loan Receivables, Net of Allowance for Credit Losses	The following is a summary of current and non-current loan receivables, net of allowance for credit losses:
	October 31,	October 31,
	2023	2022
Loan to related franchisees, net of discount and allowances, current	4,367,385	6,661,290
Loan to related franchisees, net of discount and allowances, non-current	-	1,631,340
	4,367,385	8,292,630

Schedule of Credit Quality Analysis of Franchisee Loan Receivables	The credit quality analysis of franchisee loan receivables as follows:
	October 31,	October 31,
	2023	2022
Franchisee Financing:
Group I	283,519	3,622,174
Group II	3,192,491	6,109,130
Group III	6,347,667	4,358,992
Group IV	6,097,780	1,511,850
Balance at end	15,921,457	15,602,146